Finance Costs - Summary of Finance Costs (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest expenses on interest bearing loans and borrowings	¥ 26,037	¥ 13,559	¥ 11,695
Imputed interest arising from other financial liabilities	0
Financial liabilities at amortized cost, other than interest-bearing loans and borrowings	19,830	12,506	8,850
Financial liabilities at Fair value through profit and loss	0
Loss on valuation of fair value at insurance deposits	41,879
Total	¥ 87,746	¥ 26,065	¥ 20,545